Significant accounting policies - Additional Information (Details)	Jun. 30, 2025 taxEquityInvestment
Accounting Policies [Abstract]
Number of retained tax equity investments in renewable energy projects	7
Number of tax equity investments accounted for using the proportional amortization method	3